Common Stock and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2011
Common Stock, Preferred Stock and Additional Paid-in Capital
Net Income Attributable to Dryships Inc. and Transfers from the Non Controlling Interest
	Year Ended December 31,

	2009	2010	2011

Net (loss)/income attributable to Dryships Inc.	($19,209)	$188,327	($70,128)
Transfers from the noncontrolling interest:
Increase in Dryships Inc. equity for acquisition of non controlling interest	352,814	-	-
Decrease in Dryships Inc. equity for issuance of subsidiary's shares	-37,511	-153,092	-75,231

Net transfers to/from the non controlling interest	315,303	-153,092	-75,231

Net income/ (loss) attributable to Dryships Inc. and transfers to/from the noncontrolling interest	$296,094	$35,235	($145,359)